RELATED PARTY TRANSACTIONS	6 Months Ended	12 Months Ended
	Jul. 31, 2021	Jan. 31, 2021
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 12 – RELATED PARTY TRANSACTIONS

As of July 31, 2021 and January 31, 2021, the Company had $71,173 and $106,173, respectively of related party accrued expenses related to accrued compensation for employees and consultants.

NOTE 15 – RELATED PARTY TRANSACTIONS

As of January 31, 2021 and 2020, the Company had $106,173 and $155,750, respectively, of related party accrued expenses related to accrued compensation for employees and consultants. During the year ended January 31, 2021 the Company issued 45,000 shares of common stock for a fair value of $18,900 and 100 Class C preferred share at a fair value of $11,177 to repay Accrued Expenses- Related Party.